Other financial assets - Summary of Other Financial Assets (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of financial assets [line items]
Other non-current financial assets	₨ 10,472	$ 112	₨ 6,497
Other current financial assets	15,507	165	7,148
Financial assets measured at amortised cost | Security deposits
Disclosure of financial assets [line items]
Other non-current financial assets	829	9	577
Other current financial assets	178	2	177
Financial assets measured at amortised cost | Loans to related parties
Disclosure of financial assets [line items]
Other current financial assets			284
Financial assets measured at amortised cost | Loans to other body corporates
Disclosure of financial assets [line items]
Other current financial assets	250	3
Financial assets measured at amortised cost | Deferred consideration receivable
Disclosure of financial assets [line items]
Other non-current financial assets			178
Other current financial assets	351	4	207
Financial assets measured at amortised cost | Bank deposits
Disclosure of financial assets [line items]
Other non-current financial assets	3,792	40	2,433
Financial assets measured at amortised cost | Advances recoverable
Disclosure of financial assets [line items]
Other current financial assets	713	8	634
Financial assets measured at amortised cost | Government grant receivable
Disclosure of financial assets [line items]
Other current financial assets	679	7	288
Financial assets measured at amortised cost | Interest accrued on fixed deposits
Disclosure of financial assets [line items]
Other current financial assets	1,059	11	900
Financial assets measured at amortised cost | Interest accrued on loans to related parties
Disclosure of financial assets [line items]
Other current financial assets			15
Financial assets measured at amortised cost | Interest accrued on loans to other body corporate
Disclosure of financial assets [line items]
Other current financial assets	15
Financial assets measured at amortised cost | Insurance claim receivable
Disclosure of financial assets [line items]
Other current financial assets	1,051	11	448
Financial assets measured at amortised cost | Interest accrued on receivables
Disclosure of financial assets [line items]
Other current financial assets	1,013	11
Financial assets measured at amortised cost | Others
Disclosure of financial assets [line items]
Other current financial assets	474	5	106
Financial assets designated as a hedge instrument at fair value | Derivative instruments - hedge instruments
Disclosure of financial assets [line items]
Other non-current financial assets	5,851	62	3,309
Other current financial assets	₨ 9,724	$ 103	₨ 4,089